Acquisition of Barkerville Gold Mines Ltd	12 Months Ended
Dec. 31, 2020
Barkerville Gold Mines Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Barkerville Gold Mines Ltd. [Text Block]

9. Acquisition of Barkerville Gold Mines Ltd.

On November 21, 2019, the Company acquired all of the outstanding common shares of Barkerville that it did not already own at the date of the transaction. Barkerville is a Canadian exploration and development company focused on the development of its extensive land package located in the historical Cariboo Mining District of central British Columbia, Canada.

For each common share of Barkerville, shareholders received 0.0357 of a common share of Osisko. All of Barkerville's outstanding common share options have been exchanged for common share options ("Barkerville replacement share options") of Osisko using the same share exchange ratio as for the common shares valued at $1.9 million using the Black-Sholes option pricing model.

A total of 13,560,832 Osisko common shares were issued and valued at $160.6 million, based on the closing price of the Company's common shares on the transaction date. A total of 1,005,478 Barkerville replacement share options were issued and valued at $1.9 million, based on the Black-Sholes option pricing model. The fair value of the 10,000,000 Barkerville common share warrants already held by the Company and cancelled was estimated at $0.6 million, using the Black-Sholes option pricing model. Transaction costs amounted to $1.5 million and cash and cash equivalents acquired amounted to $8.3 million.

Prior to the acquisition date, Osisko held an initial investment of 183,625,585 common shares in Barkerville, which was considered as an investment in an associate, having a net book value of $101.4 million. On November 21, 2019, the date of acquisition of Barkerville, the fair value of the initial investment was $77.1 million and has been included as part of consideration for the transaction, resulting in a loss of $24.3 million recorded in the consolidated statements of loss under other (gains) losses, net. Osisko also held a 4% NSR royalty on the Cariboo gold project prior to the acquisition of Barkerville having a net book value of $56.1 million, which was transferred from royalty, stream and other interests to mining interests and plant and equipment on the consolidated balance sheets.

In accordance with IFRS 3 Business Combinations, the transaction has been recorded as an acquisition of assets as the acquired assets and assumed liabilities did not constitute a business.

The total purchase price of $241.7 million was allocated to the assets acquired and the liabilities assumed based on the fair value of the total consideration at the closing date of the transaction. All financial assets acquired and financial liabilities assumed were recorded at fair value.

The purchase price was calculated as follows:

Consideration paid		$

Issuance of 13,560,832 common shares		160,564
Fair value of 183,625,585 Barkerville common shares already held		77,123
Fair value of 1,005,478 Barkerville replacement share options issued		1,912
Fair value of 10,000,000 warrants of Barkerville already held by Osisko and cancelled		589
Osisko's transaction costs		1,513
		241,701

Net assets acquired	$

Cash		8,312
Other current assets		4,565
Reclamation deposits		5,361
Plant and equipment		13,968
Mineral properties		247,054
Accounts payable and accrued liabilities		(16,320)
Provision and other liabilities		(21,239)
		241,701